Note 17 - Deferred Income Tax and Social Contribution - Deferred Income Tax and Social Contribution by Type of Temporary Difference (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Gross deferred tax assets	R$ 8,845.0	R$ 8,286.3
Gross deferred tax liabilities	(7,331.3)	(6,768.9)
Net deferred tax assets / (liabilities)	1,513.7	1,517.4	R$ 579.0
Netting by taxable entity	(4,117.3)	(3,725.5)
Netting by taxable entity	4,117.3	3,725.5
Net deferred tax assets	4,727.7	4,560.8
Net deferred tax liabilities	(3,214.0)	(3,043.4)
Temporary differences, investments in securities [member]
Statement Line Items [Line Items]
Gross deferred tax assets	12.5	10.1
Gross deferred tax liabilities	(2.5)	0.0
Net deferred tax assets / (liabilities)	10.0	10.1
Temporary differences, intangibles [member]
Statement Line Items [Line Items]
Gross deferred tax assets	0.0	0.0
Gross deferred tax liabilities	(1,634.5)	(1,253.0)
Net deferred tax assets / (liabilities)	(1,634.5)	(1,253.0)
Temporary differences, employee benefits [member]
Statement Line Items [Line Items]
Gross deferred tax assets	1,278.2	971.2
Gross deferred tax liabilities	(2.0)	(3.0)
Net deferred tax assets / (liabilities)	1,276.2	968.2
Temporary differences, trade payables [member]
Statement Line Items [Line Items]
Gross deferred tax assets	4,113.3	3,917.1
Gross deferred tax liabilities	(1.1)	(230.3)
Net deferred tax assets / (liabilities)	4,112.2	3,686.8
Temporary differences, trade receivable [member]
Statement Line Items [Line Items]
Gross deferred tax assets	50.6	53.0
Gross deferred tax liabilities	0.0	0.0
Net deferred tax assets / (liabilities)	50.6	53.0
Temporary differences, derivatives [member]
Statement Line Items [Line Items]
Gross deferred tax assets	232.2	36.3
Gross deferred tax liabilities	(72.4)	(118.7)
Net deferred tax assets / (liabilities)	159.8	(82.4)
Temporary differences, interest-bearing loans and borrowings [member]
Statement Line Items [Line Items]
Gross deferred tax assets	0.0	0.0
Gross deferred tax liabilities	(1.6)	(1.8)
Net deferred tax assets / (liabilities)	(1.6)	(1.8)
Temporary differences, inventories [member]
Statement Line Items [Line Items]
Gross deferred tax assets	328.2	288.7
Gross deferred tax liabilities	(49.1)	(67.6)
Net deferred tax assets / (liabilities)	279.1	221.1
Temporary differences, property, plant and equipment [member]
Statement Line Items [Line Items]
Gross deferred tax assets	645.4	430.8
Gross deferred tax liabilities	(2,027.0)	(1,609.0)
Net deferred tax assets / (liabilities)	(1,381.6)	(1,178.2)
Temporary differences, withholding tax over undistributed profits and royalties [member]
Statement Line Items [Line Items]
Gross deferred tax assets	0.0	0.0
Gross deferred tax liabilities	(2,079.5)	(1,538.8)
Net deferred tax assets / (liabilities)	(2,079.5)	(1,538.8)
Temporary differences, investments in joint ventures [member]
Statement Line Items [Line Items]
Gross deferred tax assets	0.0	0.0
Gross deferred tax liabilities	(421.6)	(421.6)
Net deferred tax assets / (liabilities)	(421.6)	(421.6)
Unused tax losses [member]
Statement Line Items [Line Items]
Gross deferred tax assets	1,298.8	1,739.7
Gross deferred tax liabilities	0.0	0.0
Net deferred tax assets / (liabilities)	1,298.8	1,739.7
Temporary differences, provisions [member]
Statement Line Items [Line Items]
Gross deferred tax assets	696.9	636.0
Gross deferred tax liabilities	(0.2)	(1.3)
Net deferred tax assets / (liabilities)	696.7	634.7
Impact of adoption of IFRS accounting policy [member]
Statement Line Items [Line Items]
Gross deferred tax assets	78.6	124.2
Gross deferred tax liabilities	(0.3)	(1.6)
Net deferred tax assets / (liabilities)	78.3	122.6
ICMS from the assessment bases of PIS COFINS [member]
Statement Line Items [Line Items]
Gross deferred tax assets	0.0	0.0
Gross deferred tax liabilities	(1,019.6)	(1,460.8)
Net deferred tax assets / (liabilities)	(1,019.6)	(1,460.8)
Temporary differences, other items [member]
Statement Line Items [Line Items]
Gross deferred tax assets	110.3	79.2
Gross deferred tax liabilities	(19.9)	(61.4)
Net deferred tax assets / (liabilities)	R$ 90.4	R$ 17.8